Schedule of Investments (unaudited) November 30, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
WPP Finance 2010
3.63%, 09/07/22	$470	$486,384
3.75%, 09/19/24	250	262,680
4.75%, 11/21/21	903	945,333

		1,694,397

Aerospace & Defense — 1.7%
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	1,450	1,473,403
3.20%, 03/15/24 (Call 01/15/24)(a)	375	389,936
3.70%, 12/15/23 (Call 09/15/23)	644	677,488

		2,540,827

Agriculture — 1.2%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,277	1,295,031
3.50%, 11/24/20(a)	175	177,279
4.35%, 03/15/24 (Call 02/15/24)	230	242,503

		1,714,813

Airlines — 0.3%
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	420	433,133

Apparel — 0.4%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	61	61,829
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	152	153,769
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	320	327,207

		542,805

Auto Manufacturers — 2.1%
American Honda Finance Corp.
1.65%, 07/12/21	320	318,666
1.70%, 09/09/21	465	463,307
2.15%, 09/10/24	335	335,181
2.90%, 02/16/24	85	87,467
3.55%, 01/12/24	210	221,812
3.63%, 10/10/23	205	216,384
Ford Motor Credit Co. LLC
3.10%, 05/04/23	275	271,906
4.14%, 02/15/23 (Call 01/15/23)	50	50,995
4.38%, 08/06/23	270	277,733
5.58%, 03/18/24 (Call 02/18/24)	225	240,475
General Motors Co., 4.88%, 10/02/23	45	48,415
General Motors Financial Co. Inc.
3.70%, 05/09/23 (Call 03/09/23)	115	118,317
3.95%, 04/13/24 (Call 02/13/24)	140	145,550
4.15%, 06/19/23 (Call 05/19/23)	111	116,257
4.25%, 05/15/23	40	41,895
5.10%, 01/17/24 (Call 12/17/23)	110	118,897

		3,073,257

Auto Parts & Equipment — 0.0%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	48	50,435

Banks — 29.6%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	50,230
2.63%, 05/19/22	410	416,158
2.63%, 11/09/22	270	274,436
2.70%, 11/16/20(a)	750	755,475

Security	Par (000)	Value

Banks (continued)
Banco Santander SA
3.13%, 02/23/23	$60	$61,196
3.85%, 04/12/23	100	104,182
Bank of America Corp.
3.46%, 03/15/25 (Call 03/15/24)(b)	295	307,337
3.55%, 03/05/24 (Call 03/05/23)(b)	290	301,121
3.86%, 07/23/24 (Call 07/23/23)(b)	130	136,865
4.20%, 08/26/24	110	117,856
Bank of Montreal
1.90%, 08/27/21	655	654,365
2.35%, 09/11/22(a)	363	367,410
2.50%, 06/28/24	620	625,933
2.55%, 11/06/22 (Call 10/06/22)	315	319,920
4.34%, 10/05/28 (Call 10/05/23)(b)	90	94,753
4.80%, (Call 08/25/24)(a)(b)(c)	100	102,021
Series E, 3.30%, 02/05/24	295	307,071
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	475	477,513
2.66%, 05/16/23 (Call 05/16/22)(b)	427	432,363
3.45%, 08/11/23	85	89,196
3.50%, 04/28/23	415	434,546
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	214	227,127
Bank of Nova Scotia (The)
2.45%, 03/22/21	452	455,141
2.45%, 09/19/22	326	330,564
2.70%, 03/07/22	565	574,565
2.80%, 07/21/21	680	689,812
3.40%, 02/11/24	270	282,334
4.38%, 01/13/21	105	107,833
4.65%, (Call 10/12/22)(b)(c)	85	85,393
Barclays PLC
3.93%, 05/07/25 (Call 05/07/24)(b)	200	208,268
4.34%, 05/16/24 (Call 05/16/23)(b)	185	194,215
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	250	248,495
2.88%, 06/29/22 (Call 05/29/22)	685	694,652
3.50%, 06/11/21 (Call 05/11/21)	1,085	1,104,020
BNP Paribas SA
3.25%, 03/03/23(a)	220	228,463
4.25%, 10/15/24	250	265,548
BPCE SA
2.65%, 02/03/21	325	327,200
2.75%, 12/02/21	530	537,091
Branch Banking & Trust Co., 2.64%, 09/17/29 (Call 09/17/24)(b)	75	74,741
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	880	892,971
3.10%, 04/02/24	440	453,570
3.50%, 09/13/23	925	973,414
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(b)	375	380,569
3.35%, 04/24/25 (Call 04/24/24)(b)	125	129,569
3.38%, 03/01/23	140	144,976
3.50%, 05/15/23	211	219,147
4.04%, 06/01/24 (Call 06/01/23)(b)	195	205,879
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	710	747,211
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	500	502,270
2.55%, 03/15/21	350	352,345
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	125	130,673

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/London, 3.70%, 05/30/24	$160	$161,021
Deutsche Bank AG/New York NY
3.30%, 11/16/22	280	281,529
3.95%, 02/27/23	245	249,643
4.25%, 10/14/21	250	255,595
Discover Bank, 4.68%, 08/09/28 (Call 08/09/23)(b)	50	52,311
Goldman Sachs Group Inc. (The)
2.91%, 07/24/23 (Call 07/24/22)(b)	80	81,181
3.00%, 04/26/22 (Call 04/26/21)	520	525,824
3.20%, 02/23/23 (Call 01/23/23)	160	164,610
3.27%, 09/29/25 (Call 09/29/24)(b)	250	258,115
3.63%, 01/22/23	200	208,350
3.63%, 02/20/24 (Call 01/20/24)	290	303,946
4.00%, 03/03/24	250	265,933
5.25%, 07/27/21	661	694,718
5.75%, 01/24/22	603	647,598
HSBC Holdings PLC, 3.80%, 03/11/25 (Call 03/11/24)(b)	290	302,867
ING Groep NV
3.15%, 03/29/22	449	459,120
3.55%, 04/09/24	100	104,299
4.10%, 10/02/23	250	265,205
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	700	753,277
JPMorgan Chase & Co., 4.02%, 12/05/24 (Call 12/05/23)(b)	224	238,556
Lloyds Banking Group PLC, 4.05%, 08/16/23	75	79,124
Mizuho Financial Group Inc.
2.56%, 09/13/25 (Call 09/13/24)(b)	250	249,765
2.95%, 02/28/22	455	462,394
3.55%, 03/05/23	50	51,946
Morgan Stanley
2.63%, 11/17/21	406	410,417
2.72%, 07/22/25 (Call 07/22/24)(b)	265	268,021
2.75%, 05/19/22	405	410,674
3.13%, 01/23/23	318	326,745
3.70%, 10/23/24	250	265,023
3.74%, 04/24/24 (Call 04/24/23)(b)	396	413,753
3.75%, 02/25/23	305	319,387
4.88%, 11/01/22	225	241,263
5.50%, 07/28/21	380	400,953
Series F, 3.88%, 04/29/24	135	143,627
National Australia Bank Ltd./New York
1.88%, 07/12/21(a)	525	524,134
2.50%, 05/22/22	345	348,957
2.63%, 01/14/21	150	151,058
2.80%, 01/10/22	250	253,955
Northern Trust Corp.
2.38%, 08/02/22	495	500,158
3.38%, 08/23/21	650	666,159
3.45%, 11/04/20	325	329,722
PNC Financial Services Group Inc. (The), 3.50%, 01/23/24 (Call 12/23/23)	620	653,542
Royal Bank of Canada, 2.55%, 07/16/24	270	273,610
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	360	374,872
5.13%, 05/28/24	250	269,047
6.00%, 12/19/23	313	345,630
6.10%, 06/10/23	272	297,954
6.13%, 12/15/22	125	135,675
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	535	548,578
Santander UK Group Holdings PLC, 3.37%, 01/05/24 (Call 01/05/23)(b)	305	310,334

Security	Par (000)	Value

Banks (continued)
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	$400	$398,584
2.63%, 03/15/21	250	251,725
2.80%, 03/11/22(a)	250	253,705
Societe Generale SA, 2.63%, 10/16/24(d)	500	496,130
State Street Corp.
1.95%, 05/19/21	1,100	1,101,001
2.65%, 05/15/23 (Call 05/15/22)(b)	459	465,743
3.10%, 05/15/23	384	396,230
4.38%, 03/07/21	400	412,520
Sumitomo Mitsui Financial Group Inc.
2.78%, 10/18/22	260	264,295
3.10%, 01/17/23	578	592,542
Toronto-Dominion Bank (The)
1.80%, 07/13/21	252	251,819
2.13%, 04/07/21	622	624,171
2.65%, 06/12/24	495	505,464
3.25%, 03/11/24	80	83,609
3.50%, 07/19/23	700	736,897
Westpac Banking Corp.
2.00%, 08/19/21	332	331,578
2.10%, 05/13/21	576	576,472
2.50%, 06/28/22	70	70,735
2.60%, 11/23/20	280	281,756
2.75%, 01/11/23	341	347,244
2.80%, 01/11/22	430	436,820
3.30%, 02/26/24	125	130,056
3.65%, 05/15/23	135	141,364

		43,648,638

Beverages — 3.6%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	506	524,423
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	13	13,203
3.50%, 01/12/24 (Call 12/12/23)	200	210,484
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	441	448,625
3.50%, 09/18/23 (Call 08/18/23)	750	786,938
Diageo Investment Corp., 2.88%, 05/11/22	415	423,557
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	743	741,692
2.25%, 05/02/22 (Call 04/02/22)(a)	215	217,232
2.75%, 03/05/22	664	678,030
2.75%, 03/01/23	605	623,102
3.00%, 08/25/21	275	280,547
3.10%, 07/17/22 (Call 05/17/22)	404	416,322

		5,364,155

Biotechnology — 0.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	470	497,458
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	145	147,005
3.70%, 04/01/24 (Call 01/01/24)	580	613,692

		1,258,155

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	135	140,085

Chemicals — 2.5%
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	370	395,108

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	$610	$615,295
3.25%, 01/14/23 (Call 11/14/22)(a)	580	599,378
4.35%, 12/08/21	788	824,610
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	270	274,997
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	325	332,108
3.75%, 11/15/21 (Call 08/15/21)	190	194,465
4.25%, 11/15/23 (Call 08/15/23)	90	95,907
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	160	160,944
Sasol Financing International Ltd., 4.50%, 11/14/22	20	20,677
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	200	215,378
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	30	30,470

		3,759,337

Commercial Services — 1.3%
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	310	322,654
4.13%, 08/01/23 (Call 07/01/23)	270	285,709
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	408	417,547
3.50%, 03/16/23 (Call 02/16/23)(a)	795	825,194

		1,851,104

Computers — 3.7%
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(d)	150	156,558
4.42%, 06/15/21 (Call 05/15/21)(d)	347	357,257
5.45%, 06/15/23 (Call 04/15/23)(d)	265	286,939
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	565	597,284
HP Inc.
3.75%, 12/01/20	498	506,018
4.30%, 06/01/21	162	166,845
4.38%, 09/15/21	90	93,100
4.65%, 12/09/21	128	133,837
International Business Machines Corp.
1.88%, 08/01/22	250	249,238
2.25%, 02/19/21	350	351,459
2.50%, 01/27/22	450	454,860
2.88%, 11/09/22	435	445,701
2.90%, 11/01/21	100	101,752
3.00%, 05/15/24	875	904,802
3.63%, 02/12/24	375	396,289
Seagate HDD Cayman
4.75%, 06/01/23	230	242,064
4.88%, 03/01/24 (Call 01/01/24)	85	90,051

		5,534,054

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.
1.95%, 02/01/23	235	235,547
2.10%, 05/01/23	200	201,252
3.25%, 03/15/24	250	264,410
Procter & Gamble Co. (The)
2.15%, 08/11/22(a)	814	822,938
3.10%, 08/15/23	475	497,938

		2,022,085

Diversified Financial Services — 4.8%
Air Lease Corp., 4.25%, 02/01/24 (Call 01/01/24)	35	37,420

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	$35	$36,727
4.40%, 09/25/23 (Call 08/25/23)	90	95,328
5.00%, 04/01/23	125	134,030
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	418	422,447
2.50%, 07/30/24 (Call 06/30/24)	670	676,479
2.65%, 12/02/22	245	249,023
3.40%, 02/27/23 (Call 01/27/23)	375	389,479
3.40%, 02/22/24 (Call 01/22/24)	341	355,919
3.70%, 08/03/23 (Call 07/03/23)	250	262,817
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)(a)	592	594,664
2.70%, 03/03/22 (Call 01/31/22)	375	380,846
BGC Partners Inc., 5.38%, 07/24/23	110	117,404
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	186	197,504
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	935	934,140
International Lease Finance Corp.
5.88%, 08/15/22	95	103,653
8.63%, 01/15/22	111	125,270
Invesco Finance PLC, 4.00%, 01/30/24	220	233,677
Mastercard Inc., 3.38%, 04/01/24	390	413,946
Visa Inc., 2.15%, 09/15/22 (Call 08/15/22)(a)	440	444,132
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	558	572,748
4.25%, 06/09/23 (Call 05/09/23)(a)	260	274,152

		7,051,805

Electric — 4.9%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	320	337,955
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	25	25,584
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	84	87,980
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	45	47,289
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	386	401,382
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	140	139,539
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	265	269,150
Series K, 2.75%, 03/15/22 (Call 02/15/22)	372	377,282
Series N, 3.80%, 12/01/23 (Call 11/01/23)	218	230,062
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	170	170,471
5.15%, 12/01/20 (Call 09/01/20)	93	95,065
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	332	339,958
4.25%, 06/15/22 (Call 03/15/22)	342	356,624
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	660	676,645
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (Call 04/30/23)(b)	10	10,296
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	350	357,031
3.15%, 04/01/24 (Call 03/01/24)	596	616,139
4.50%, 06/01/21 (Call 03/01/21)	275	283,093
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	200	203,326
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)(a)	85	85,597
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	155	158,425
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	75	78,358

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.85%, 11/15/20 (Call 10/15/20)	$250	$251,595
3.55%, 06/15/24 (Call 03/15/24)	480	501,346
4.05%, 12/01/23 (Call 09/01/23)	109	115,646
Southern Co. (The), Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)	280	292,074
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	170	170,700
2.60%, 03/15/22 (Call 02/15/22)	475	480,420

		7,159,032

Electronics — 1.7%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	485	496,829
3.88%, 07/15/23 (Call 04/15/23)	285	299,270
Flex Ltd., 5.00%, 02/15/23	214	228,156
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	874	873,799
3.35%, 12/01/23	50	52,614
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)(a)	252	256,110
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	203	211,774
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	107	110,130

		2,528,682

Food — 2.5%
Campbell Soup Co.
2.50%, 08/02/22	100	100,771
3.65%, 03/15/23 (Call 02/15/23)	654	680,088
4.25%, 04/15/21	245	251,617
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)(a)	395	400,621
3.15%, 12/15/21 (Call 09/15/21)	791	807,152
3.70%, 10/17/23 (Call 09/17/23)	460	485,305
Kellogg Co.
2.65%, 12/01/23	410	418,266
3.13%, 05/17/22	230	234,858
4.00%, 12/15/20	169	172,312
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	155	162,330

		3,713,320

Forest Products & Paper — 0.0%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	50	51,777
Fibria Overseas Finance Ltd., 5.25%, 05/12/24(a)	25	26,958

		78,735

Gas — 0.0%
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	25	26,190

Health Care – Products — 0.3%
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)(a)	442	448,718

Health Care – Services — 0.6%
HCA Inc.
4.75%, 05/01/23	231	247,232
5.00%, 03/15/24	354	385,439
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	256	275,003

		907,674

Household Products & Wares — 0.2%
Clorox Co. (The), 3.80%, 11/15/21	320	331,069

Insurance — 1.9%
AEGON Funding Co. LLC, 5.75%, 12/15/20	455	472,272
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(b)	95	102,466

Security	Par (000)	Value

Insurance (continued)
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	$465	$487,199
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	285	289,355
3.50%, 06/03/24 (Call 03/03/24)	11	11,533
3.88%, 03/15/24 (Call 02/15/24)	300	318,789
4.80%, 07/15/21 (Call 04/15/21)	313	324,759
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24)(b)	120	127,409
5.63%, 06/15/43 (Call 06/15/23)(b)	80	86,826
5.88%, 09/15/42 (Call 09/15/22)(b)	144	155,495
Sompo International Holdings Ltd., 4.70%, 10/15/22	375	398,314

		2,774,417

Lodging — 0.5%
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	750	792,855

Machinery — 3.0%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	375	373,455
1.93%, 10/01/21	165	164,880
2.40%, 06/06/22	203	205,302
2.55%, 11/29/22	225	229,167
2.85%, 06/01/22	91	92,922
2.85%, 05/17/24(a)	30	30,977
3.30%, 06/09/24(a)	265	278,383
Caterpillar Inc., 3.90%, 05/27/21	262	269,428
CNH Industrial Capital LLC
3.88%, 10/15/21	170	174,389
4.20%, 01/15/24(a)	275	291,816
4.38%, 11/06/20	100	101,985
4.38%, 04/05/22	325	340,909
4.88%, 04/01/21	327	338,438
CNH Industrial NV, 4.50%, 08/15/23	280	298,659
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	452	479,364
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	25	25,575
4.00%, 11/15/23 (Call 08/15/23)	37	38,405
John Deere Capital Corp., 2.65%, 06/24/24	180	184,417
Xylem Inc./NY, 4.88%, 10/01/21	433	453,732

		4,372,203

Manufacturing — 2.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,197	1,192,260
2.00%, 06/26/22	415	417,191
2.25%, 03/15/23 (Call 02/15/23)(a)	510	513,861
3.25%, 02/14/24 (Call 01/14/24)	655	686,099
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	385	410,895

		3,220,306

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	325	340,918
4.50%, 02/01/24 (Call 01/01/24)	55	58,873
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	270	275,038

		674,829

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	81	89,750

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 2.7%
BP Capital Markets America Inc., 3.22%, 04/14/24 (Call 02/14/24)	$100	$104,067
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	198	200,208
3.80%, 09/15/23 (Call 06/15/23)	180	186,307
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	100	100,996
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)(a)	320	327,555
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	265	255,158
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	175	178,927
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	140	146,822
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	306	310,682
Newfield Exploration Co., 5.63%, 07/01/24	255	278,565
Occidental Petroleum Corp., 2.90%, 08/15/24 (Call 07/15/24)	125	125,716
Total Capital International SA
2.70%, 01/25/23	315	321,681
2.75%, 06/19/21	236	239,254
2.88%, 02/17/22	640	653,939
3.70%, 01/15/24	180	191,452
3.75%, 04/10/24	150	160,441
Total Capital SA
4.13%, 01/28/21	150	153,755
4.25%, 12/15/21	65	68,049

		4,003,574

Oil & Gas Services — 1.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,310	1,330,829
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	560	565,505
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	11	11,263

		1,907,597

Pharmaceuticals — 3.5%
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	490	512,168
Bristol-Myers Squibb Co., 2.90%, 07/26/24 (Call 06/26/24)(d)	370	381,533
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	961	970,312
3.08%, 06/15/24 (Call 04/15/24)	230	234,938
3.20%, 03/15/23	315	323,177
4.63%, 12/15/20	85	87,156
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	388	404,292
4.00%, 12/05/23 (Call 09/05/23)	251	265,857
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	200	203,692
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,024	1,054,484
3.45%, 11/13/20 (Call 10/13/20)	690	698,287

		5,135,896

Pipelines — 1.4%
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	100	114,691
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	35	35,290
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	184	189,562
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	150	150,480
7.50%, 09/01/23 (Call 06/01/23)	159	185,410
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	879	900,632
5.00%, 09/15/23 (Call 06/15/23)	237	256,941

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	$100	$111,228
Williams Companies Inc. (The), 4.55%, 06/24/24 (Call 03/24/24)	75	80,300

		2,024,534

Real Estate Investment Trusts — 1.7%
American Tower Corp.
3.00%, 06/15/23	273	279,099
3.50%, 01/31/23	438	453,886
5.00%, 02/15/24	195	214,555
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	150	158,869
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)	35	36,560
Healthpeak Properties Inc., 3.88%, 08/15/24 (Call 05/17/24)	90	95,902
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	150	157,515
Series C, 4.75%, 03/01/23 (Call 12/01/22)	179	190,438
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	265	276,909
4.40%, 02/15/24 (Call 11/15/23)	233	252,488
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	20	20,706
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	329	353,399
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	35	35,930

		2,526,256

Retail — 2.1%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	935	965,546
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	537	547,144
2.70%, 04/01/23 (Call 01/01/23)	128	131,311
3.75%, 02/15/24 (Call 11/15/23)	425	452,944
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	251	248,530
3.63%, 06/01/24 (Call 03/01/24)	80	80,029
3.88%, 01/15/22 (Call 10/15/21)	55	55,990
4.38%, 09/01/23 (Call 06/01/23)	25	25,785
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	454	465,223
QVC Inc., 4.85%, 04/01/24	95	100,281

		3,072,783

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	95	98,444

Semiconductors — 2.3%
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	557	556,137
2.35%, 05/11/22 (Call 04/11/22)	160	161,888
2.70%, 12/15/22	160	163,758
2.88%, 05/11/24 (Call 03/11/24)	250	259,070
3.10%, 07/29/22	150	154,799
3.30%, 10/01/21	693	711,115
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	35	36,840
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)(a)	186	199,732
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	573	574,690
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)(a)	70	70,079
2.63%, 05/15/24 (Call 03/15/24)(a)	445	457,923

		3,346,031

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 3.2%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	$11	$11,349
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)(a)	200	204,250
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,210	1,205,910
2.00%, 11/03/20 (Call 10/03/20)	131	131,263
2.38%, 02/12/22 (Call 01/12/22)	755	765,041
2.38%, 05/01/23 (Call 02/01/23)	285	289,611
2.40%, 02/06/22 (Call 01/06/22)	645	653,837
2.88%, 02/06/24 (Call 12/06/23)	295	306,163
3.63%, 12/15/23 (Call 09/15/23)	125	133,091
4.00%, 02/08/21	43	44,151
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	560	582,282
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	353	359,591

		4,686,539

Telecommunications — 2.5%
AT&T Inc.
3.40%, 06/15/22	179	184,639
4.00%, 01/15/22	280	291,113
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	85	91,446
Motorola Solutions Inc.
3.50%, 03/01/23	160	164,867
3.75%, 05/15/22	175	181,267
Orange SA, 4.13%, 09/14/21	1,210	1,256,161
Telefonica Emisiones SA, 5.46%, 02/16/21	295	306,871
Vodafone Group PLC
2.50%, 09/26/22	540	547,970
3.75%, 01/16/24	585	615,853

		3,640,187

Transportation — 1.9%
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	115	117,666
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)(a)	20	21,241
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	420	421,798
2.50%, 09/01/24 (Call 08/01/24)	280	280,574
2.80%, 03/01/22 (Call 02/01/22)	235	237,540
3.40%, 03/01/23 (Call 02/01/23)	33	34,020

Security	Par/ Shares (000)	Value

Transportation (continued)
3.45%, 11/15/21 (Call 10/15/21)(a)	$175	$178,864
3.65%, 03/18/24 (Call 02/18/24)	440	460,403
3.75%, 06/09/23 (Call 05/09/23)	331	345,355
3.88%, 12/01/23 (Call 11/01/23)	100	105,311
United Parcel Service Inc., 2.35%, 05/16/22 (Call 04/16/22)	625	631,975

		2,834,747

Total Corporate Bonds & Notes — 95.7% (Cost: $138,781,406)		141,073,453

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	5,518	5,520,050
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	5,072	5,072,000

		10,592,050

Total Short-Term Investments — 7.2% (Cost: $10,591,459)		10,592,050

Total Investments in Securities — 102.9% (Cost: $149,372,865)		151,665,503

Other Assets, Less Liabilities — (2.9)%		(4,343,268)

Net Assets — 100.0%		$147,322,235

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,545	973	5,518	$5,520,050	$11,122	(a)	$(381)	$17
BlackRock Cash Funds: Treasury, SL Agency Shares	1,497	3,575	5,072	5,072,000	34,994		—	—

				$10,592,050	$46,116		$(381)	$17

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$141,073,453	$—	$141,073,453
Money Market Funds	10,592,050	—	—	10,592,050

	$10,592,050	$141,073,453	$—	$151,665,503